Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Supplemental cash flow information related to leases [Line Items]
Operating cash flows from operating leases	$ 27,175
Operating cash flows from finance leases	557
Financing cash flows from finance leases	3,624
Operating leases	24,270
Finance leases	$ 2,719